Segment Information - Schedule of Revenue by Geographical Location (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Gross premiums written	$ 646,142	$ 357,613
Net written premium	567,485	172,516
Net earned premium	357,852	152,156
North America
Segment Reporting Information [Line Items]
Gross premiums written	615,911	357,613
Net written premium	410,135	108,635
Net earned premium	209,346	88,275
Other (Predominately Europe)
Segment Reporting Information [Line Items]
Gross premiums written	30,231	0
Other (Predominantly Bermuda)
Segment Reporting Information [Line Items]
Net written premium	157,350	63,881
Net earned premium	$ 148,506	$ 63,881